Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,888	$ 5,879	$ 5,851
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,324	1,132	1,229
Depreciation and amortization of premises and equipment	291	307	302
Amortization of intangibles	179	174	199
(Gain) loss on sale of loans held for sale	(954)	(993)	(801)
(Gain) loss on sale of securities and other assets	(617)	(403)	(595)
Loans originated for sale in the secondary market, net of repayments	(42,867)	(43,312)	(30,858)
Proceeds from sales of loans held for sale	41,605	45,211	29,962
Other, net	487	787	43
Net cash provided by operating activities	5,336	8,782	5,332
Investing Activities
Proceeds from sales of available-for-sale investment securities	9,877	690	475
Proceeds from maturities of held-to-maturity investment securities	9,733	10,567	9,479
Proceeds from maturities of available-for-sale investment securities	14,625	13,395	7,212
Purchases of held-to-maturity investment securities	(9,171)	(9,234)	(15,597)
Purchases of available-for-sale investment securities	(29,684)	(20,502)	(21,752)
Net increase in loans outstanding	(13,383)	(11,788)	(12,873)
Proceeds from sales of loans	2,604	1,723	1,657
Purchases of loans	(2,881)	(4,475)	(2,355)
Acquisitions, net of cash acquired			3,436
Other, net	322	(1,526)	506
Net cash (used in) provided by investing activities	(17,958)	(21,150)	(29,812)
Financing Activities
Net increase in deposits	34,192	18,290	15,822
Net increase (decrease) in short-term borrowings	(13,914)	(2,016)	2,285
Proceeds from issuance of long-term debt	10,715	5,067	16,394
Principal payments or redemption of long-term debt	(9,495)	(5,311)	(4,128)
Proceeds from issuance of preferred stock		745
Proceeds from issuance of common stock	355	295	453
Repurchase of common stock	(2,556)	(2,190)	(2,200)
Cash dividends paid on preferred stock	(267)	(242)	(243)
Cash dividends paid on common stock	(1,810)	(1,777)	(1,726)
Purchase of noncontrolling interests	(40)
Net cash provided by (used in) financing activities	17,180	12,861	26,657
Change in cash and due from banks	4,558	493	2,177
Cash and due from banks at beginning of year	11,147	10,654	8,477
Cash and due from banks at end of year	15,705	11,147	10,654
Supplemental Cash Flow Disclosures
Cash paid for income taxes	595	742	748
Cash paid for interest	1,591	1,434	1,476
Net noncash transfers to foreclosed property	$ 156	$ 204	199
Acquisitions
Assets (sold) acquired			1,376
Liabilities sold (assumed)			(4,797)
Net			$ (3,421)